DWS Treasury Portfolio Average Annual Total Returns - DWS US Trsy Money Fund Cl S [Member] - DWS U.S. Treasury Money Fund Class S - Return Before Taxes[Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		4.09%	3.09%	2.01%
Performance Inception Date	May 18, 2007